Income Taxes - net loss before taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
U.S					$ (4,808,983)	$ (9,389,930)
Non U.S					(4,249,923)	(1,293,694)
Net Loss before Taxes	$ (2,922,286)	$ (1,966,889)	$ (4,614,348)	$ (3,998,782)	$ (9,058,906)	$ (10,683,624)